Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 4 of the Prospectus, with respect to Baron Asset Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests for the long term primarily in equity securities in the form of common stock of medium-sized growth companies with market capitalizations of between $1.5 billion and $12 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests for the long term primarily in equity securities in the form of common stock of mid-sized growth companies. The Adviser defines mid-sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution."

On page 10 of the Prospectus, with respect to Baron Growth Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of under $2.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger."

On page 16 of the Prospectus, with respect to Baron Small Cap Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger."

On page 22 of the Prospectus, with respect to Baron Opportunity Fund, the following sentences under "Principal Investment Strategies of the Fund," which read as follows: "The Fund invests primarily in equity securities in the form of common stock of high growth businesses selected for their capital appreciation potential. The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement." are deleted in their entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential."

On page 28 of the Prospectus, with respect to Baron Fifth Avenue Growth Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $10 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution or companies with market capitalizations above $10 billion, whichever is smaller."

On page 33 of the Prospectus, with respect to Baron Discovery Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $1.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger." In addition, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "We anticipate that the weighted average market capitalization will be at or below that of the Russell 2000 Growth Index." is deleted in its entirety.

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Asset Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 4 of the Prospectus, with respect to Baron Asset Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests for the long term primarily in equity securities in the form of common stock of medium-sized growth companies with market capitalizations of between $1.5 billion and $12 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests for the long term primarily in equity securities in the form of common stock of mid-sized growth companies. The Adviser defines mid-sized companies as those, at the time of purchase, with market capitalizations above $2.5 billion or the smallest market cap stock in the Russell Midcap Growth Index at reconstitution, whichever is larger, and below the largest market cap stock in the Russell Midcap Growth Index at reconstitution."

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Growth Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 10 of the Prospectus, with respect to Baron Growth Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of under $2.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger."

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Small Cap Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 16 of the Prospectus, with respect to Baron Small Cap Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $2.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests 80% of its net assets in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger."

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Opportunity Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 22 of the Prospectus, with respect to Baron Opportunity Fund, the following sentences under "Principal Investment Strategies of the Fund," which read as follows: "The Fund invests primarily in equity securities in the form of common stock of high growth businesses selected for their capital appreciation potential. The Fund will invest at least 65% of its assets in equity securities of companies with market capitalizations between $1 billion and $15 billion at the time of purchase. Companies with market capitalizations that have moved outside of that range since the time of purchase will continue to be included in the $1 billion to $15 billion range for the purpose of the 65% requirement." are deleted in their entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of high growth businesses of any market capitalization selected for their capital appreciation potential."

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Fifth Avenue Growth Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 28 of the Prospectus, with respect to Baron Fifth Avenue Growth Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies with market capitalizations of more than $10 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of large-sized growth companies. The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution or companies with market capitalizations above $10 billion, whichever is smaller."

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Discovery Fund

Supplement dated December 22, 2014

to Prospectus dated January 28, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGIES

Effective February 20, 2015, in connection with the principal investment strategies of Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 33 of the Prospectus, with respect to Baron Discovery Fund, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies with market capitalizations of less than $1.5 billion at the time of purchase selected for their capital appreciation potential." is deleted in its entirety and replaced with the following: "The Fund invests primarily in equity securities in the form of common stock of small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $1.5 billion, whichever is larger." In addition, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "We anticipate that the weighted average market capitalization will be at or below that of the Russell 2000 Growth Index." is deleted in its entirety.

This information supplements the Prospectus dated January 28, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.